Securitized Vacation Ownership Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest Expense	$ 22	$ 27
2003 securitization, interest rates ranging from 3.95% to 6.96%, settled in 2011 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.95%
Interest rate, maximum	6.96%
Maturity year of securitized vacation ownership debt	2011
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.25%
Interest rate, maximum	6.29%
Maturity year of securitized vacation ownership debt	2018
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.28%
Interest rate, maximum	5.85%
Maturity year of securitized vacation ownership debt	2018
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, stated rate	5.81%
Maturity year of securitized vacation ownership debt	2016
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.65%
Interest rate, maximum	4.75%
Maturity year of securitized vacation ownership debt	2021
2011-A securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.67%
Interest rate, maximum	4.82%
Maturity year of securitized vacation ownership debt	2026